Note 45 - Depreciation	12 Months Ended
Dec. 31, 2018
Depreciation and amortisation expense
Disclosure of Depreciation

45. Depreciation and Amortization

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Depreciation and amortization (Millions of euros)
	Notes	2018	2017	2016
Tangible assets	17	594	694	690
For own use		589	680	667
Investment properties		5	13	23
Other Intangible assets		613	694	735
Total		1.208	1.387	1.426